NOTE 4. INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES	Summaries of inventories are as follows:
	December 31,
	2014	2013

Commercial vehicles	$4,399	$4,716
Parts and accessories	347	603
Total	$4,746	$5,319